Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Research and development expenses	$ 6,323	$ 7,320	$ 8,183
General and administrative expenses	4,185	4,063	5,375
Sales and marketing expenses	754	746	1,328
Other expenses (income)	5	4	7
Operating loss	11,267	12,133	14,893
Interest income from deposits	(172)	(318)	(192)
Finance expenses (income), net	(42)	(529)	275
Loss before tax	11,053	11,286	14,976
Taxes on income
Total comprehensive and net loss	$ 11,053	$ 11,286	$ 14,976
Net loss per ordinary share, basic (in Dollars per share)	$ (0.6)	$ (0.93)	$ (1.39)
Net loss per ordinary share, diluted (in Dollars per share)	$ (0.6)	$ (0.93)	$ (1.39)
Weighted average number of ordinary shares outstanding basic (in Shares)	18,515,545	12,095,477	10,794,594
Weighted average number of ordinary shares outstanding diluted (in Shares)	18,515,545	12,095,477	10,794,594